Dividends (Tables)	6 Months Ended
Jun. 30, 2020
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2020			30 Jun 2019			31 Dec 2019
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	—	—	—	0.21	4,206	1,160	—	—	—
In respect of current year:
– first interim dividend[1]	—	—	—	—	—	—	0.10	2,013	375
– second interim dividend	—	—	—	—	—	—	0.10	2,021	795
– third interim dividend	—	—	—	—	—	—	0.10	2,029	357
Total	—	—	—	0.21	4,206	1,160	0.30	6,063	1,527
Total dividends on preference shares classified as equity (paid quarterly)	31.00	45		31.00	45		31.00	45
Total coupons on capital securities classified as equity		617			664			660
Dividends to shareholders		662			4,915			6,768

1
At 30 June 2019, HSBC changed its accounting practice on the recognition of interim dividends to recognise them on the date of payment rather than the date of declaration, in line with generally accepted accounting practice.

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
				Half-year to
				30 Jun	30 Jun	31 Dec
				2020	2019	2019
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities	1
– $1,500m issued at 5.625%	2	Nov 2019	$56.250	—	42	42
– $2,000m issued at 6.875%		Jun 2021	$68.750	69	69	69
– $2,250m issued at 6.375%		Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%		Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%		May 2027	$60.000	90	90	90
– $2,350m issued at 6.250%		Mar 2023	$62.500	73	73	74
– $1,800m issued at 6.500%		Mar 2028	$65.000	59	58	59
– €1,500m issued at 5.250%		Sep 2022	€52.500	44	45	43
– €1,000m issued at 6.000%		Sep 2023	€60.000	33	34	32
– €1,250m issued at 4.750%		July 2029	€47.500	33	34	34
– SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	17	17	17
– SGD750m issued at 5.000%		Sep 2023	SGD50.000	13	14	14
– £1,000m issued at 5.875%		Sep 2026	£58.750	36	38	37
Total				617	664	660

1	Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.

2	This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020.